Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per common share - USD ($)		3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account		$ 11,167	$ 20,342
Less: Company's portion available to be withdrawn to pay taxes		(11,167)	$ (20,342)
Net income attributable
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)		31,291,533	31,098,199
Basic and diluted net income per share (in Shares)			0
Numerator: Net Loss minus Net Earnings
Net loss	$ (10,400)	$ (5,556,078)	$ (593,205)
Net income allocable to Class A common stock subject to possible redemption			0
Non-redeemable net loss		$ (5,556,078)	$ (593,205)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)		11,833,467	10,976,383
Basic and diluted net loss per share, Non-redeemable common stock		(0.47)	(0.05)